March 17, 2015

CUTLER FIXED INCOME FUND
Ticker CALFX

A SERIES OF THE CUTLER TRUST (the "Trust")

Supplement to Summary Prospectus dated November 1, 2014

The Summary Prospectus of the Cutler Fixed Income Fund (the "Fixed Income Fund"), dated November 1, 2014, is hereby amended and supplemented with the following information.

The 2nd sentence of the first paragraph under "Principal Investment Strategies of the Fixed Income Fund" on page 1 is deleted in its entirety and replaced with the following:

The Fixed Income Fund normally invests in investment grade fixed income securities consisting primarily of obligations issued by the U.S. Government, agencies of the U.S. Government, instruments related to U.S. Government securities, mortgage-backed and other asset-backed securities and U.S. corporate debt securities.

For further information, please contact the Fixed Income Fund toll-free at 1-887-CUTLER4 (888-288-5374).

Investors Should Retain This Supplement for Future Reference

March 17, 2015

CUTLER FIXED INCOME FUND
Ticker CALFX

A SERIES OF THE CUTLER TRUST (the "Trust")

Supplement to Prospectus dated November 1, 2014

The Prospectus of the Cutler Fixed Income Fund (the "Fixed Income Fund"), dated November 1, 2014, is hereby amended and supplemented with the following information.

The 2nd sentences of the first paragraphs under "Principal Investment Strategies of the Fixed Income Fund" on page 10 and under "Principal Investment Strategies of the Cutler Fixed Income Fund" on page 20 are deleted in their entirety and replaced with the following:

The Fixed Income Fund normally invests in investment grade fixed income securities consisting primarily of obligations issued by the U.S. Government, agencies of the U.S. Government, instruments related to U.S. Government securities, mortgage-backed and other asset-backed securities and U.S. corporate debt securities.

For further information, please contact the Fixed Income Fund toll-free at 1-887-CUTLER4 (888-288-5374).

Investors Should Retain This Supplement for Future Reference